Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets
Write-off amount		$ 105
Sonde
Intangible Assets
Decrease through loss of control of subsidiary, net assets	$ 225	$ 19